Property and Equipment Net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment Net
Depreciation expenses	$ 8,640	$ 5,445	$ 2,644